ACCUMULATED OTHER COMPREHENSIVE INCOME - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income - Beginning balance	$ 4,387	$ 4,773
Other comprehensive (loss) income before reclassifications	(4,931)	643
Amounts reclassified from Accumulated other comprehensive income	1,435	965
Other comprehensive (loss) income for the period	(3,496)	1,608
Accumulated other comprehensive income - ending balance	$ 891	$ 6,381